Note 2 - Liquidity and Going Concern Assessment (Details Textual) - USD ($)	6 Months Ended	45 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 10, 2025
Statement Line Items [Line Items]
Issued capital		$ 15,791,000	$ 15,791,000
Issue of equity	$ 17,828,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)				344,711,416
JonesTrading Institutional Services LLC [member] | American depository share [member]
Statement Line Items [Line Items]
Issued capital				$ 75,900,000
Number of shares outstanding (in shares)				6,894,228
Shares outstanding, price per share (in dollars per share)				$ 11.01
Issue of equity		4,472,175.8
Purchase agreement, maximum aggregate amount		$ 45,520,000
JonesTrading Institutional Services LLC [member] | American depository share [member] | Bottom of range [member]
Statement Line Items [Line Items]
Issued capital				$ 75,000,000